RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Risk Management & Fair Value Measurement [Text Block]
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
As a multinational company with diverse product offerings, we are exposed to market risks, such as changes in interest rates, currency exchange rates and commodity prices. We evaluate exposures on a centralized basis to take advantage of natural exposure correlation and netting. To the extent we choose to manage volatility associated with the net exposures, we enter into various financial transactions that we account for using the applicable accounting guidance for derivative instruments and hedging activities. These financial transactions are governed by our policies covering acceptable counterparty exposure, instrument types and other hedging practices.
If the Company elects to do so and if the instrument meets certain specified accounting criteria, management designates derivative instruments as cash flow hedges, fair value hedges or net investment hedges. We record derivative instruments at fair value and the accounting for changes in the fair value depends on the intended use of the derivative, the resulting designation and the effectiveness of the instrument in offsetting the risk exposure it is designed to hedge. We generally have a high degree of effectiveness between the exposure being hedged and the hedging instrument.
Credit Risk Management
We have counterparty credit guidelines and normally enter into transactions with investment grade financial institutions, to the extent commercially viable. Counterparty exposures are monitored daily and downgrades in counterparty credit ratings are reviewed on a timely basis. We have not incurred, and do not expect to incur, material credit losses on our risk management or other financial instruments.
Substantially all of the Company's financial instruments used in hedging transactions are governed by industry standard netting and collateral agreements with counterparties. If the Company's credit rating were to fall below the levels stipulated in the agreements, the counterparties could demand either collateralization or termination of the arrangements. The aggregate fair value of the instruments covered by these contractual features that are in a net liability position as of June 30, 2018, was not material. The Company has not been required to post collateral as a result of these contractual features.
Interest Rate Risk Management
Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.
We designate certain interest rate swaps that meet specific accounting criteria as fair value hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in earnings. Historically, we had interest rate swaps designated as cash flow hedges. For the years ended June 30, 2018 and 2017, we did not have any contracts outstanding.
Foreign Currency Risk Management
We manufacture and sell our products and finance our operations in a number of countries throughout the world. As a result, we are exposed to movements in foreign currency exchange rates. We leverage the Company’s diversified portfolio of exposures as a natural hedge. In certain cases, we enter into non-qualifying foreign currency contracts to hedge certain balance sheet items subject to revaluation. The change in fair value of these instruments and the underlying exposure are both immediately recognized in earnings.
To manage exchange rate risk related to our intercompany financing, we primarily use forward contracts and currency swaps. The change in fair value of these non-qualifying instruments is immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.
Historically, we had certain foreign currency swaps with original maturities up to five years, which were intended to offset the effect of exchange rate fluctuations on intercompany loans denominated in foreign currencies; these swaps were accounted for as cash flow hedges. Those swaps were terminated during the year ended June 30, 2017 and as a result, there was an immaterial gain reclassified from AOCI into earnings for the year ended June 30, 2017 in the following tables but there were no outstanding contracts as of June 30, 2018 and 2017.
Net Investment Hedging
We hedge certain net investment positions in foreign subsidiaries. To accomplish this, we either borrow directly in foreign currencies and designate all or a portion of the foreign currency debt as a hedge of the applicable net investment position or we enter into foreign currency swaps that are designated as hedges of net investments. Changes in the fair value of these instruments are recognized in OCI and offset the change in the value of the net investment being hedged. Upon adoption of ASU 2017-12, the time value component of the net investment hedge currency swaps is excluded from the assessment of hedge effectiveness and reported in income on a systematic basis. Changes in the fair value of the swap, including changes in the fair value of the excluded time value component, are recognized in OCI and offset the value of the underlying net assets.
Commodity Risk Management Certain raw materials used in our products or production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility related to anticipated purchases of certain of these materials, we have historically, on a limited basis, used futures and options with maturities generally less than one year and swap contracts with maturities up to five years. As of and during the years ended June 30, 2018 and 2017, we did not have any commodity hedging activity.
Insurance
We self-insure for most insurable risks. However, we purchase insurance for Directors and Officers Liability and certain other coverage where it is required by law or by contract.
Fair Value Hierarchy
Accounting guidance on fair value measurements for certain financial assets and liabilities requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities.

•	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

•	Level 3: Unobservable inputs reflecting the reporting entity's own assumptions or external inputs from inactive markets.
When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets or liabilities during the year. Our fair value estimates take into consideration the credit risk of both the Company and our counterparties.
When active market quotes are not available for financial assets and liabilities, we use industry standard valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including credit risk, interest rate curves, foreign currency rates and forward and spot prices for currencies. In circumstances where market-based observable inputs are not available, management judgment is used to develop assumptions to estimate fair value. Generally, the fair value of our Level 3 instruments is estimated as the net present value of expected future cash flows based on external inputs.
The following table sets forth the Company's financial assets as of June 30, 2018 and 2017 that were measured at fair value on a recurring basis during the period:

	Fair Value Asset
As of June 30	2018	2017
Investments:
U.S. government securities	$5,544	$6,297
Corporate bond securities	3,737	3,271
Other investments	141	132
TOTAL	$9,422	$9,700

Investment securities are presented in Available-for-sale investment securities and Other noncurrent assets. The amortized cost of the U.S. government securities with maturities less than one year was $2,003 and $2,494 as of June 30, 2018 and 2017, respectively. The amortized cost of the U.S. government securities with maturities between one and five years was $3,659 and $3,824 as of June 30, 2018 and 2017, respectively. The amortized cost of corporate bond securities with maturities of less than a year was $1,291 and $730 as of June 30, 2018 and 2017, respectively. The amortized cost of corporate bond securities with maturities between one and five years was $2,503 and $2,547 as of June 30, 2018 and 2017, respectively. The Company's investments measured at fair value are generally classified as Level 2 within the fair value hierarchy. There are no material investment balances classified as Level 1 or Level 3 within the fair value hierarchy, or using net asset value as a practical expedient. Fair values are generally estimated based upon quoted market prices for similar instruments.
The fair value of long-term debt was $23,402 and $21,396 as of June 30, 2018 and 2017, respectively. This includes the current portion of debt instruments ($1,769 and $1,694 as of June 30, 2018 and 2017, respectively). Certain long-term debt (debt designated as a fair value hedge) is recorded at fair value. All other long-term debt is recorded at amortized cost, but is measured at fair value for disclosure purposes. We consider our debt to be Level 2 in the fair value hierarchy. Fair values are generally estimated based on quoted market prices for identical or similar instruments.
Disclosures about Financial Instruments
The notional amounts and fair values of financial instruments used in hedging transactions as of June 30, 2018 and 2017 are as follows:

	Notional Amount		Fair Value Asset		Fair Value (Liability)
As of June 30	2018	2017	2018	2017	2018	2017
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$4,587	$4,552	$125	$180	$(53)	$(2)
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Foreign currency interest rate contracts	$1,848	$6,102	$41	$14	$(75)	$(177)
TOTAL DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS	$6,435	$10,654	$166	$194	$(128)	$(179)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$7,358	$4,969	$30	$25	$(56)	$(7)

TOTAL DERIVATIVES AT FAIR VALUE	$13,793	$15,623	$196	$219	$(184)	$(186)

All derivative assets are presented in Prepaid expenses and other current assets or Other noncurrent assets. All derivative liabilities are presented in Accrued and other liabilities or Other noncurrent liabilities.
The fair value of the interest rate derivative asset/liability directly offsets the cumulative amount of the fair value hedging adjustment included in the carrying amount of the underlying debt obligation. The carrying amount of the underlying debt obligation, which includes the unamortized discount or premium and the fair value adjustment, was $4,639 and $4,705 as of June 30, 2018 and 2017, respectively. In addition to the foreign currency derivative contracts designated as net investment hedges, certain of our foreign currency denominated debt instruments are designated as net investment hedges. The carrying value of those debt instruments designated as net investment hedges, which includes the adjustment for the foreign currency transaction gain or loss on those instruments, was $15,012 and $19,030 as of June 30, 2018 and 2017, respectively. The decrease in the notional balance of the net investment hedges, including the debt instruments designated as net investment hedges, is primarily driven by the reduction in net foreign currency hedgeable assets as a result of US tax reform. The increase in the notional balance of foreign currency contracts not designated as hedging instruments reflects changes in the level of intercompany financing activity during the period.
All of the Company's derivative assets and liabilities measured at fair value are classified as Level 2 within the fair value hierarchy. The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each quarter. There were no transfers between levels during the periods presented. In addition, there was no significant activity within the Level 3 assets and liabilities during the periods presented. There were no significant assets or liabilities that were re-measured at fair value on a non-recurring basis during the years ended June 30, 2018 and 2017.
Before tax gains/(losses) on our financial instruments in hedging relationships are categorized as follows:

	Amount of Gain/(Loss) Recognized in AOCI on Derivatives
As of June 30	2018	2017
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS (1) (2)
Foreign currency interest rate contracts	$(34)	$(163)

	Amount of Gain/(Loss) Reclassified from AOCI into Earnings
Years ended June 30	2018	2017
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Foreign currency contracts	$—	$69

	Amount of Gain/(Loss) Recognized in Earnings
Years ended June 30	2018	2017
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$(106)	$(193)
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$(1)	$59

(1)
For the derivatives in net investment hedging relationships, the amount of gain/(loss) excluded from effectiveness testing, which was recognized in earnings, was $138 and $48 for the fiscal year ended June 30, 2018 and 2017, respectively.

(2)
In addition to the foreign currency derivative contracts designated as net investment hedges, certain of our foreign currency denominated debt instruments are designated as net investment hedges. The amount of gain/(loss) recognized in AOCI for such instruments was $367 and $161, as of June 30, 2018 and 2017, respectively.

The gain/(loss) reclassified from AOCI into earnings on the derivatives in cash flow hedging relationships is recognized in the same period during which the related item affects earnings. Such amounts related to foreign currency contracts are included in the Consolidated Statement of Earnings in SG&A. The gain/(loss) on the derivatives in fair value hedging relationships is fully offset by the mark-to-market impact of the related exposure. These are both recognized in the Consolidated Statement of Earnings in Interest Expense. The gain/(loss) on derivatives not designated as hedging instruments is substantially offset by the currency mark-to-market of the related exposure. These are both recognized in the Consolidated Statements of Earnings in SG&A.